Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit (loss) for the year	₩ (179,443)	₩ 1,937,052	₩ 931,508
Adjustments for:
Income tax expense	88,077	395,580	384,725
Depreciation	3,123,659	2,791,883	2,643,445
Amortization of intangible assets	430,906	422,693	378,126
Gain on foreign currency translation	(84,643)	(187,558)	(250,508)
Loss on foreign currency translation	138,452	174,919	161,897
Expenses related to defined benefit plans	179,880	198,241	220,962
Gain on disposal of property, plant and equipment	(6,620)	(101,227)	(14,637)
Loss on disposal of property, plant and equipment	15,048	20,030	7,466
Impairment loss on property, plant and equipment	43,601		1,610
Impairment loss on inventories	313,180	206,127	204,123
(Reversal of) bad debt expense	(1,155)	144	(19)
Gain on disposal of intangible assets	(239)	(308)
Loss on disposal of intangible assets		30	75
Impairment loss on intangible assets	82	1,809	138
Reversal of impairment loss on intangible assets	(348)	(35)
Warranty expenses	234,928	251,131	166,691
Finance income	(101,313)	(202,591)	(58,748)
Finance costs	173,975	142,591	187,931
Equity in income of equity method accounted investees, net	(700)	(9,560)	(8,339)
Other income	(3,310)	(16,812)	(15,546)
Other expenses	593	1,870	15,777
Adjustments for reconcile of profit and loss	4,364,610	6,026,009	4,956,677
Changes in Trade accounts and notes receivable	1,306,118	484,448	(553,756)
Other accounts receivable	(56,870)	(3,004)	62,981
Inventories	(763,081)	(262,106)	(98,435)
Other current assets	(249,968)	180,844	126,616
Other non-current assets	(61,164)	(119,002)	(126,256)
Trade accounts and notes payable	267,358	113,590	(114,977)
Other accounts payable	(111,053)	106,930	66,930
Accrued expenses	(194,394)	181,509	(16,431)
Provisions	(217,984)	(210,973)	(160,462)
Other current liabilities	78,849	(585)	17,272
Defined benefit liabilities, net	(224,335)	(261,966)	(276,459)
Long-term advances received	948,276	1,020,470
Other non-current liabilities	24,510	5,974	21,641
Cash generated from operating activities	5,110,872	7,262,138	3,905,341
Income taxes paid	(486,549)	(416,794)	(187,816)
Interests received	71,819	55,340	48,911
Interests paid	(212,019)	(136,483)	(125,530)
Net cash provided by operating activities	4,484,123	6,764,201	3,640,906
Cash flows from investing activities:
Dividends received	5,272	8,639	59,820
Proceeds from withdrawal of deposits in banks	1,454,561	2,206,148	3,293,398
Increase in deposits in banks	(775,239)	(1,803,718)	(2,684,810)
Acquisition of financial assets at fair value through profit or loss	(431)		(1,500)
Proceeds from disposal of financial assets at fair value through other comprehensive income	6
Acquisition of available-for-sale financial assets		(273)	(859)
Proceeds from disposal of available-for-sale financial assets		917	507
Acquisition of investments in equity accounted investees	(14,732)	(20,309)
Proceeds from disposal of investments in equity accounted investees	4,527	13,128	29,745
Acquisition of property, plant and equipment	(7,942,210)	(6,592,435)	(3,735,948)
Proceeds from disposal of property, plant and equipment	142,088	160,252	278,067
Acquisition of intangible assets	(480,607)	(454,448)	(405,167)
Proceeds from disposal of intangible assets	960	1,674	261
Government grants received	1,210	1,859	6,393
Receipt from settlement of derivatives	2,026	2,592	4,008
Increase in short-term loans	(7,700)		(2,132)
Proceeds from collection of short-term loans	15,968	1,118	8,202
Increase in long-term loans	(36,580)	(13,930)	(32,498)
Decrease in deposits	4,136	4,272	2,436
Increase in deposits	(58,794)	(2,648)	(9,105)
Proceeds from disposal of emission rights	10,200	6,090
Net cash used in investing activities	(7,675,339)	(6,481,072)	(3,189,182)
Cash flows from financing activities:
Proceeds from short-term borrowings	552,164		107,345
Repayments of short-term borrowings	(552,884)	(105,864)
Proceeds from issuance of bonds	828,169	497,959	597,573
Proceeds from long-term borrowings	3,882,958	1,195,415	1,667,060
Repayments of long-term borrowings			(347,693)
Repayments of current portion of long-term borrowings and bonds	(1,859,098)	(544,731)	(1,520,287)
Capital contribution from non-controlling interests	331,603	4,300
Subsidiaries' dividends distributed to non-controlling interests	(51,085)	(5,929)	(17,143)
Dividends paid	(178,908)	(178,908)	(178,908)
Net cash provided by financing activities	2,952,919	862,242	307,947
Net increase (decrease) in cash and cash equivalents	(238,297)	1,145,371	759,671
Beginning Balance	2,602,560	1,558,696	751,662
Effect of exchange rate fluctuations on cash held	759	(101,507)	47,363
Ending Balance	₩ 2,365,022	₩ 2,602,560	₩ 1,558,696